Discussion & Analysis


Factors Affecting The Fund's Performance Over The Past Year
         A major component of the fund over the year has been corporate bonds. Even though the spreads on corporate bonds have been the widest in history, we still saw very little movement in the sector. This caused the funds net return (capital appreciation plus dividends) to remain relatively unchanged over the past year.

RETURNS AND GRAPHS

                  --------------------------------------------------------------
                       Comparative Investment                   ultisector Bond
                       Returns as of 9/30/02         IronX     M     Index
                  --------------------------------------------------------------
                   Last 3 Months                         (.41)%            0.73%
                  --------------------------------------------------------------
                   Last 6 Months                         (.50)%            1.10%
                  --------------------------------------------------------------
                   Since inception 10/11/01                .90%            4.35%
                  --------------------------------------------------------------



--------------------------------------------------------------------
Month Ending                    IRONX    $10,090  Multisector Bond   $10,435
--------------------------------------------------------------------
--------------------------------------------------------------------
10/11/2001                              $10,000          $10,000.00
--------------------------------------------------------------------
--------------------------------------------------------------------
10/31/2001                              $10,000          $10,214.00
--------------------------------------------------------------------
--------------------------------------------------------------------
11/30/2001                              $10,140          $10,286.52
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/2001                              $10,101          $10,246.40
--------------------------------------------------------------------
--------------------------------------------------------------------
1/31/2002                               $10,090          $10,297.63
--------------------------------------------------------------------
--------------------------------------------------------------------
2/28/2002                               $10,090          $10,331.62
--------------------------------------------------------------------
--------------------------------------------------------------------
3/31/2002                               $10,141          $10,322.32
--------------------------------------------------------------------
--------------------------------------------------------------------
4/30/2002                               $10,234          $10,475.09
--------------------------------------------------------------------
--------------------------------------------------------------------
5/31/2002                               $10,183          $10,514.89
--------------------------------------------------------------------
--------------------------------------------------------------------
6/30/2002                               $10,214          $10,360.32
--------------------------------------------------------------------
--------------------------------------------------------------------
7/31/2002                               $10,142          $10,225.64
--------------------------------------------------------------------
--------------------------------------------------------------------
8/31/2002                               $10,224          $10,426.06
--------------------------------------------------------------------
--------------------------------------------------------------------
9/30/2002                               $10,090          $10,435.45
--------------------------------------------------------------------




The chart shows the value of a hypothetical initial investments of $10,000 in IronX and the Multisector Bond Index made on October 11,2001 (commencement of operations). The Fund's return represents past performance and does not predict future results. The graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Multisector Bond Index does not reflect expenses, which have been deducted from IronX's return. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

Iron Market Opportunity Fund
Schedule of Investments
September 30,2002

                                                                        Principal                    Value
Asset Backed - 1.33%
Credit Suisse First Boston Mortgage Securities Corp., 7%, 2/25/32
TOTAL ASSET BACKED (Cost $348,355)                                          348,355                   $ 350,171
                                                                                                 ---------------


Corporate Bonds - 1.03%
AT&T Corp., 5.625%, 03/15/04                                                  5,000                       4,965
Deutsche Telekom Intl., 7.75%, 6/15/05                                      250,000                     268,315
                                                                                                 ---------------
                                                                                                 ---------------
TOTAL CORPORATE BONDS (Cost $262,121)                                                                   273,280
                                                                                                 ---------------


                                                                          Shares                     Value
Mutual Funds - 67.69%
Columbia High Yield Fund                                                        235                       1,931
Federated High Yield Trust Fund                                                 170                         896
Gartmore Morley Capital Accumulation Fund - Institutional                 1,055,004                  10,550,037
Legg Mason High Yield Portfolio Fund                                          1,400                      10,726
Neuberger Berman High Income Bond Fund - Class I                            130,493                   1,149,643
Nicholas Applegate High Yield Bond Fund - Class I                               999                       9,212
One Group High Yield Bond Fund - Class I                                        185                       1,282
PIMCO High Yield Fund - Institutional                                           353                       2,827
Scudder Preservation Plus Income Fund                                       610,760                   6,107,595
TIAA-CREF High Yield Bond Fund                                                  817                       6,393
Value Line Aggressive Income Trust                                                6                          25
                                                                                                 ---------------
                                                                                                 ---------------
TOTAL MUTUAL FUNDS (Cost $17,852,062)                                                                17,840,567
                                                                                                 ---------------

Money Market - 31.26%
Huntington Money Market Fund, 0.74% (b)                                   8,211,965                   8,211,965
One Group Institutional Prime Money Market, 1.82% (b)                        15,293                      15,293
Vanguard Prime Money Market Reserves Institutional, 1.77% (b)                12,810                      12,810
                                                                                                 ---------------
                                                                                                 ---------------
TOTAL MONEY MARKET (Cost $8,240,068)                                                                  8,240,068
                                                                                                 ---------------

TOTAL INVESTMENTS (Cost $26,702,606) - 101.31%                                                       26,704,086
                                                                                                 ---------------
                                                                                                 ---------------
Liabilities in excess of other assets - (1.31)%                                                        (346,189)
                                                                                                 ---------------
                                                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                                                          $ 26,357,897
                                                                                                 ===============

(a)  Non-income producing.
(b)  Variable rate security; the coupon rate shown represents that rate at September 30, 2002.

Iron Market Opportunity Fund
Statement of Assets and Liabilities
September 30,2002


Assets
Investments in securities, at value (cost $26,702,606)                                                 26,704,086
Interest receivable                                                                                        11,120
Dividends receivable                                                                                      116,127
                                                                                                    --------------
     Total assets                                                                                      26,831,333

Liabilities
Accrued advisory fees                                                                                      17,030
Payable for fund shares redeemed                                                                          434,591
Accrued expenses                                                                                           21,815
                                                                                                    --------------
     Total liabilities                                                                                    473,436

Net Assets                                                                                             26,357,897
                                                                                                    ==============

Net Assets consist of:
Paid in capital                                                                                        27,114,788
Accumulated net investment income                                                                          14,103
Accumulated net realized (loss) on investments                                                           (772,474)
Net unrealized appreciation on investments                                                                  1,480
                                                                                                    --------------

Net Assets                                                                                             26,357,897
                                                                                                    ==============

Net Asset Value

Net Asset Value,
Offering price and redemption price per share ($26,357,897 / 2,702,565)                                    $ 9.75
                                                                                                    ==============

Iron Market Opportunity Fund
Statement of Operations
Period ended September 30,2002 (a)


Investment Income
Dividend income                                                                                        $ 942,022
Interest income                                                                                          225,643
                                                                                                    -------------
  Total Income                                                                                         1,167,665
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                   217,000
Administration expenses                                                                                   29,200
Auditing expenses                                                                                          7,900
Custodian expenses                                                                                         8,251
Fund accounting expenses                                                                                  20,633
Legal expenses                                                                                             4,450
Trustee expenses                                                                                           2,299
Printing expenses                                                                                          4,875
Registration expenses                                                                                      1,146
Transfer agent expenses                                                                                   16,264
Miscellaneous expenses                                                                                     1,710
Insurance expense                                                                                            259
                                                                                                    -------------
                                                                                                    -------------
  Total Expenses                                                                                         313,987
                                                                                                    -------------
Net Investment Income (Loss)                                                                             853,678


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                       (803,016)
Net realized gain (loss) on short sales                                                                   30,542
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                                1,480
                                                                                                    -------------
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                                        (770,994)
                                                                                                    -------------
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                         $ 82,684
                                                                                                    =============

(a)  For the period October 11, 2001 (commencement of operations) to September 30, 2002.


Iron Market Opportunity Fund
Statement of Changes

                                                                                            Period ended
                                                                                         September 30, 2002   (a)
Increase (Decrease) in Net Assets
                                                                                        ----------------------
Operations
  Net investment income                                                                             $ 853,678
  Net realized gain (loss) on investment securities                                                  (803,016)
  Net realized gain (loss) on short sales                                                              30,542
  Change in net unrealized appreciation                                                                 1,480
                                                                                        ----------------------
                                                                                        ----------------------
  Net increase in net assets resulting from operations                                                 82,684
                                                                                        ----------------------
Distributions
  From net investment income                                                                         (839,575)
  From net realized gain                                                                                    -
                                                                                        ----------------------
                                                                                        ----------------------
  Total distributions                                                                                (839,575)
                                                                                        ----------------------
Capital Share Transactions
  Proceeds from shares sold                                                                        30,725,618
  Reinvestment of distributions                                                                       832,008
  Amount paid for shares repurchased                                                               (4,442,838)
                                                                                        ----------------------
  Net increase in net assets resulting
     from share transactions                                                                       27,114,788
                                                                                        ----------------------
                                                                                        ----------------------
Total Increase (Decrease) in Net Assets                                                            26,357,897
                                                                                        ----------------------

Net Assets
  Beginning of period                                                                                       -
                                                                                        ----------------------
  End of period [including accumulated net
    investment income of  $14,103]                                                               $ 26,357,897
                                                                                        ======================

Capital Share Transactions
  Shares sold                                                                                       3,064,221
  Shares issued in reinvestment of distributions                                                       84,132
  Shares repurchased                                                                                 (445,788)
                                                                                        ----------------------

  Net increase from capital transactions                                                            2,702,565
                                                                                        ======================

(a)  For the period October 11, 2001 (commencement of operations) to September 30, 2002.


Iron Market Opportunity Fund
Financial Highlights
                                                                               Period ended
                                                                            September 30, 2002   (c)

                                                                           ----------------------

Selected Per Share Data
Net asset value, beginning of period                                                     $ 10.00
                                                                           ----------------------
Income from investment operations
  Net investment income                                                                     0.38
  Net realized and unrealized gain (loss)                                                  (0.29)
                                                                           ----------------------
                                                                           ----------------------
Total from investment operations                                                            0.09
                                                                           ----------------------
Less Distributions to shareholders:
  From net investment income                                                               (0.34)
  From net realized gain                                                                    0.00
                                                                           ----------------------
                                                                           ----------------------
Total distributions                                                                        (0.34)
                                                                           ----------------------

Net asset value, end of period                                                            $ 9.75
                                                                           ======================

Total Return                                                                               0.90% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                         $ 26,358
Ratio of expenses to average net assets                                                    1.45% (a)
Ratio of net investment income to
   average net assets                                                                      3.94% (a)
Portfolio turnover rate                                                                  626.51%

(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c)  For the period October 11, 2001 (Commencement of Operations) to September 30, 2002.




                          Iron Market Opportunity Fund
                          Notes to Financial Statements
                               September 30, 2002


NOTE 1.  ORGANIZATION

The Iron Market Opportunity Fund (the "Fund") was organized as a diversified series of AmeriPrime Advisors Trust (the "Trust") on July 1, 2001 and commenced operations October 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently offered by the Trust. The Fund's investment objective is to provide long term total return. The Fund invests primarily in shares of other mutual funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Adviser, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

Investments in mutual funds are valued at their net asset values as reported by the underlying funds.

Federal Income Taxes- The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

Other- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

                          Iron Market Opportunity Fund
                          Notes to Financial Statements
                               September 30, 2002


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund's investment adviser is Iron Financial Management, Inc. (the "Adviser"), One Northfield Plaza, Suite 111, Northfield, IL 60093. Aaron Izenstark and Howard Nixon may each be deemed to control the Adviser as a result of their respective ownership of shares of the Adviser.

Under the terms of the management agreement, (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the period ended September 30, 2002, the Adviser received fees of $217,000 from the fund.

The Fund retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from the Fund equal to an annual rate of 0.10% of the Fund's assets up to $50 million, 0.07% of the Fund's assets from $50 million to $100 million, and 0.050% of the Fund's assets over $100 million (subject to a minimum fee of $2,500 per month). For the period ended September 30, 2002, the administrator received fees of $29,200 from the Fund for administrative services provided to the Fund. A Trustee and the officers of the Trust are members of management and/or employees of Unified.

The Fund also retains Unified to act as the Fund's transfer agent and fund accountant. For its services as transfer agent, Unified receives a monthly fee from the Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250). For the period ended September 30, 2002, Unified received fees of $16,264 from the Fund for transfer agent services provided to the Fund. For its services as fund accountant, Unified receives an annual fee from the Fund equal to 0.05% of the Fund's assets up to $50 million, 0.04% of the Fund's assets from $50 million to $100 million, and 0.03% of the Fund's assets over $100 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets of $20 million to $100 million). For the period ended September 30, 2002, Unified received fees of $20,633 from the Fund for fund accounting services provided to the Fund.

The Fund retains Unified Financial Securities, Inc. (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. There were no payments made to the Distributor during the year ended September 30, 2002. The Fund has adopted a plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay directly, or reimburse the Fund's Adviser and Distributor, for certain distribution and promotion expenses related to marketing its shares, in an amount not to exceed 0.25% of the average daily net assets of the Fund. This plan was never activated and as a result there were no 12b-1 payments made to the Distributor for the period ended September 30, 2002. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.


NOTE 4.  INVESTMENTS

For the period ended September 30, 2002, purchases and sales of investment securities, other than short term investments, aggregated $101,933,119 and $82,785,738, respectively. The unrealized appreciation for all securities totaled $12,976 and the unrealized depreciation for all securities totaled $11,496 for a net unrealized depreciation of $1,480. The aggregate cost of securities for federal income tax purposes at September 30, 2002 was $26,702,606.



NOTE 5. ESTIMATES

 Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

 The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2002, National Investors Securities Corp., beneficially owned in aggregate 90.10% of the Fund.


NOTE 7.  POST OCTOBER LOSSES

The Fund elected to defer post October losses of $772,474.

NOTE 8.  DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid quarterly distributions of net investment income totaling $.34. The tax character of distributions paid during fiscal year 2002 was as follows:


Distributions paid from                  2002
   Ordinary income                       $  839,575
   Short-term Capital Gain                        0
   Long-term Capital Gain                         0
                                   ------------------
                                         $  839,575

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)              $        14,103
Undistributed long-term capital gain/(accumulated losses)                     0
Unrealized appreciation/(depreciation)                                 (770,994)
                                                                        --------
                                                                $      (756,891)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of Post-October losses.

                                 Information Regarding Trustees and Officers

         The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Mark W. Muller                                           Trustee         Trustee since 1999             28
5016 Cedar River Tr.
Fort Worth, Texas 76137
Year of Birth:  1964
--------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President of JAMAR  Resources,  Inc., a  manufacturers  representative                      None
firm,  September  2001 to present.  Account  Manager for SCI,  Inc., a custom  manufacturer,  from  April  2000 to  September  2001.  Account
Manager for Clarion Technologies,  a manufacturer of automotive, heavy truck,  and  consumer  goods,  from 1996 to April  2000.  From 1986 to
1996, an engineer for Sicor, a telecommunication hardware company.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of           in Fund Complex**
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee

--------------------------------------------------- ------------------- --------------------- ------------------------
Gary E. Hippenstiel                                      Trustee         Trustee since 1995             13
600 Jefferson Street
Suite 350
Houston, TX  77002
Year of Birth:  1947
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
----------------------------------------------------------------------- ----------------------------------------------
Director, Vice President and Chief Investment Officer of Legacy Trust None
Company since 1992; President and Director of Heritage Trust Company from
1994-1996; Vice President and Manager of Investments of Kanaly Trust Company
from 1988 to 1992.
--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                     Position(s) Held        Length of            in Fund Complex
              Name, Age and Address                     with Trust          Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Richard J. Wright, Jr.                                   Trustee         Trustee since 1999             28
13532 N. Central Expressway
MS 3800
Dallas, Texas 75243
Year of Birth:  1962

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee

----------------------------------------------------------------------- ----------------------------------------------
Various positions with Texas Instruments,  a technology company, since                      None
1985,  including the  following:  Program  Manager for  Semi-Conductor
Business Opportunity  Management System, 1998 to present;  Development
Manager for web-based interface,  1999 to present; Systems Manager for
Semi-Conductor  Business Opportunity  Management System, 1997 to 1998;
Development  Manager for Acquisition  Manager,  1996-1997;  Operations
Manager for Procurement Systems, 1994-1997.
----------------------------------------------------------------------- ----------------------------------------------

         The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.


--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) In         Length of           in Fund Complex**
              Name, Age and Address                   Fund Complex**        Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
Kenneth D. Trumpfheller*                            President,              Trustee and                 28
1725 E. Southlake Blvd.                             Secretary and       President since 1995
Suite 200                                           Trustee             Secretary since 2000
Southlake, Texas  76092
Year of Birth:  1958
----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
President and Managing  Director of Unified Fund  Services,  Inc., the                      None
Fund's  transfer  agent,  fund  accountant  and  administrator,  since
October  2000.  President,   Treasurer  and  Secretary  of  AmeriPrime
Financial  Services,  Inc., a fund  administrator,  (which merged with
Unified  Fund  Services,   Inc.)  from  1994  through   October  2000.
President,   Treasurer   and   Secretary   of   AmeriPrime   Financial
Securities,  Inc., the Trust's distributor through December 2000, from
1994 through December 2000.
----------------------------------------------------------------------- ----------------------------------------------

--------------------------------------------------- ------------------- --------------------- ------------------------
                                                                                               Number of Portfolios
                                                      Position(s) in         Length of           in Fund Complex**
              Name, Age and Address                    Fund Complex         Time Served         Overseen by Trustee
--------------------------------------------------- ------------------- --------------------- ------------------------
--------------------------------------------------- ------------------- --------------------- ------------------------
Michael E. Durham                                   Treasurer      and   Treasurer and CFO              N/A
431 N. Pennsylvania St.                             Chief    Financial       since 2002
Indianapolis, Indiana 46204                         Officer
Year of Birth:  1958
--------------------------------------------------- ------------------- --------------------- ------------------------

----------------------------------------------------------------------- ----------------------------------------------
              Principal Occupations During Past 5 Years                      Other Directorships Held by Trustee
----------------------------------------------------------------------- ----------------------------------------------
Vice-President of Fund Accounting of Unified Fund Services,  Inc., the                      None
Fund's transfer agent,  fund accountant and  administrator,  since May
1995.
----------------------------------------------------------------------- ----------------------------------------------
*Mr. Trumpfheller in an "interested person" of the Trust because he is an officer of the Trust.  In addition, he may be deemed to be an "interested person" of the Trust because he is a registered principal of the Trust's distributor.

**As of December 31, 2001, the term "Fund Complex" refers to AmeriPrime Funds and AmeriPrime Advisors Trust.

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 877-322-0575.

                        INDEPENDENT AUDITOR'S REPORT


To The Shareholders and
Board of Trustees
Iron Market Opportunity Fund
(a series of the AmeriPrime Advisor Trust)

We have audited the accompanying statement of assets and liabilities of the Iron Market Opportunity Fund, including the schedule of portfolio investments, as of September 30, 2002, and the related statement of operations for the period then ended, changes in net assets for the period then ended, and the financial highlights for the period from October 11, 2001 (commencement of operations) to September 30, 2002 in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of September 30, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Iron Market Opportunity Fund as of September 30, 2002, the results of its operations for the period then ended, the changes in its net assets and the financial highlights for the period from October 11, 2001 (commencement of operations) to September 30, 2001, in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio
October 22, 2002